Condensed Interim Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenue	$ 16,549	$ 15,843
Cost of revenues	13,167	12,626
Gross profit	3,382	3,217
Operating expenses:
Sales and marketing	1,899	1,847
General and administrative	1,158	850
Total operating costs and expenses	3,057	2,697
Operating income	325	520
Financial expenses, net	(129)	(123)
Income before taxes on income	196	397
Taxes on income	20
Net income	$ 176	$ 397
Basic and diluted net income per share	$ 0.05	$ 0.12
Weighted average number of shares used in computing net income per share:
Basic	3,844,775	3,445,949
Diluted	3,847,442	3,445,949